Taxes - Reconciliation of Swedish Income Tax Rate with Effective Tax Rate (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Expected applicable tax rate	20.60%
Effective tax rate	21.40%	35.20%	79.00%